Presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Presentation	PRESENTATION

Principles of Consolidation

The accompanying consolidated financial statements include Ford Motor Credit Company LLC, its controlled domestic and foreign subsidiaries and joint ventures, and consolidated VIEs in which Ford Motor Credit Company LLC is the primary beneficiary (collectively referred to herein as “Ford Credit,” “we,” “our,” or “us”). Affiliates that we do not consolidate, but for which we have significant influence over operating and financial policies, are accounted for using the equity method. We are an indirect, wholly owned subsidiary of Ford Motor Company (“Ford”). We prepare our financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). We reclassify certain prior period amounts in our consolidated financial statements to conform to current year presentation.

Separations and Restructuring Actions

During 2019, we executed separation and restructuring actions associated with our plans to transform the operational fitness of our business.  The impact of these actions was a loss of $56 million, primarily reflecting separation costs.

Related to these restructuring actions, we determined that it is not probable that we will hold certain assets and liabilities for more than the following twelve months, and these assets and liabilities are reported as held-for-sale.  The total value of our Assets held-for-sale and Liabilities held-for-sale presented at fair value at December 31, 2019 are $1,698 million and $45 million, respectively.

In the fourth quarter of 2019, we committed to a plan to sell our operations in Forso Nordic AB (“Forso”), a wholly owned subsidiary, which provides retail and dealer financing in Denmark, Finland, Norway, and Sweden. We expect to complete the sale of Forso in the first quarter of 2020.  Our Income before income taxes includes a loss of $20 million, due to a fair value impairment as a result of the pending sale.  Forso related Assets held-for-sale presented at fair value at December 31, 2019 are $1,416 million and Liabilities held-for-sale presented at fair value at December 31, 2019 are $45 million (excluding intercompany assets of $2 million and intercompany liabilities of $1,274 million (primarily debt) which are eliminated in the consolidated balance sheet).  The fair value is measured on a non-recurring basis and categorized within Level 3 of the fair value hierarchy. We determined fair value using a market approach estimate based on our expected proceeds to be received which we conclude is most representative of the value of the assets.  The Forso results are reported in our Europe segment.

Nature of Operations

We offer a wide variety of automotive financing products to and through automotive dealers throughout the world. Our portfolio consists of finance receivables and net investment in operating leases. We also service the finance receivables and net investment in operating leases we originate and purchase, make loans to Ford affiliates, and provide insurance services related to our financing programs. See Notes 4 and 5 for additional information.

We conduct our financing operations directly and indirectly through our subsidiaries and affiliates. We offer substantially similar products and services throughout many different regions, subject to local legal restrictions and market conditions. See Note 16 for key operating data on our business segments and for geographic information on our regions.

The predominant share of our business consists of financing Ford and Lincoln vehicles and supporting Ford and Lincoln dealers. Any extended reduction or suspension of Ford’s production or sale of vehicles due to a decline in consumer demand, work stoppage, governmental action, negative publicity or other event, or significant changes to marketing programs sponsored by Ford, would have an adverse effect on our business.

Certain subsidiaries are subject to regulatory capital requirements that may limit the ability of those subsidiaries to pay dividends.